Condensed Consolidated Statements of Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Basic and diluted net loss per share (in Dollars per share)	$ 0.00	$ (0.01)
Weighted average number of ordinary shares used in computing basic and diluted net loss per share (in Shares)	815,746,293	500,010,114